Exploration Expense	12 Months Ended
Dec. 31, 2021
Exploration Expenses Disclosure [Abstract]
Exploration expense	EXPLORATION EXPENSE

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Australia	(21.3)	(16.9)	(30.0)
Ghana	(9.6)	—	—
Peru	(1.6)	(1.4)	(4.4)
Chile	(27.2)	(30.1)	(49.1)
Other	(0.9)	(1.3)	(0.9)
Total exploration expense	(60.6)	(49.7)	(84.4)